Stock Option Plans - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercisable Options Outstanding Shares		159,564
Weighted average exercise price per share		$ 10.51
Weighted average remaining contractual term on unvested options		5 years 6 months
Exercise of Stock Options		$ 0	$ 16,871
Unrecognized stock compensation expense	$ 147,257	$ 166,604
Weighted average recognition period	1 year 4 months 24 days	1 year 7 months 6 days
Vested options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercisable Options Outstanding Shares	162,918
Weighted average exercise price per share	$ 10.52
Weighted average remaining contractual term on unvested options	5 years 4 months 24 days
Unvested Options
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercisable Options Outstanding Shares	29,811
Weighted average exercise price per share	$ 10.55
Weighted average remaining contractual term on unvested options	7 years 6 months